RELATED PARTY TRANSACTIONS AND BALANCES (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2014 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt		$ 1,439,797	¥ 10,023,576	¥ 29,127,540	¥ 23,950,421
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares	3,444,882
Percentage of equity interest	9.90%
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related party		9,100,000					¥ 63,200,000		¥ 57,100,000
Loan from related party		2,300,000					16,100,000		11,000,000
Minimum
RELATED PARTY TRANSACTIONS AND BALANCES
License agreements, expected payment										$ 160,000,000
Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party		10,000	20,000	50,000
Amount due from related party		20,000					100,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Net royalty paid | ¥			0	5,200,000
Funds to related party | ¥			0	600,000
Revenue from related party | ¥			0	200,000
Amount due from related party		100,000					1,000,000		1,000,000
Amount due to related party		30,000					¥ 200,000		¥ 5,100,000
Repayments of related party debt		0	1,700,000
System Link Corporation Limited ('System Link")
RELATED PARTY TRANSACTIONS AND BALANCES
Investment in joint venture, ownership percentage										50.00%
Due to related party, non-current		0						$ 0
License Agreement
RELATED PARTY TRANSACTIONS AND BALANCES
Amount received for license agreement						$ 10,000,000
License Agreement | System Link Corporation Limited ('System Link")
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party		0		¥ 0	¥ 51,100,000
Amount received for license agreement						$ 10,000,000
Outsourcing service fee | Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party		$ 0	¥ 400,000